Income Taxes (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Currently payable
Federal	$ 1,338	$ 1,103	$ 948
State	101	108	91
International	566	1,008	901
Deferred
Federal	(55)	(171)	(123)
State	6	(9)	(2)
International	26	(11)	26
Total provision for income taxes	$ 1,982	$ 2,028	$ 1,841